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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:           University Capital Strategies Group, LLC
                 ---------------------------------------------
   Address:        #444 - 408 St. Peter Street
                 ---------------------------------------------
                   St. Paul, MN 55102
                 ---------------------------------------------

                 ---------------------------------------------

Form 13F File Number: 28-11803
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick J. Hess
         -------------------------------
Title:     Chief Executive Officer
         -------------------------------
Phone:     651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick J. Hess          St. Paul, Minnesota           5/3/06
     -----------------------------  -----------------------      -------------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            41
                                        --------------------

Form 13F Information Table Value Total:      $169,913
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
------------------------- -------------- --------- ------------ ------------------------- ----------- -------- ---------------------
                                                      VALUE        SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)      PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------- -------------- --------- ------------ ------------- ---- ------ ----------- -------- ------- ------- -----
Advanced Power Technology common         00761e108 $   3,940.00    268,600.00  SH            sole               268600
Abgenix                   common         00339b104 $   1,751.00     77,800.00  SH            sole               268601
Albertsons Inc.           common         013104104 $   3,624.00    141,174.00  SH            sole               141174
Andrx Corp.               common         034553107 $   2,492.00    105,000.00  SH            sole               105000
Anteon International      common         03674e108 $   8,456.00    155,000.00  SH            sole               155000
Artesyn Technologies      common         043127109 $   3,322.00    303,384.00  SH            sole               303384
Burlington Coat Factory   common         121579106 $  10,230.00    225,094.00  SH            sole               225094
Burlington Resources      common         122014103 $  14,361.00    156,008.00  SH            sole               156008
Chaparral Resources       common         159420306 $   4,260.00    739,753.00  SH            sole               739753
Datastreams Systems Inc.  common         238124101 $   1,230.00    120,000.00  SH            sole               120000
Earle M. Jorgenson Co.    common         480829100 $   2,431.00    160,500.00  SH            sole               160500
Education Management      common         28139t101 $   5,200.00    125,000.00  SH            sole               125000
Engelhard Corp            common         292845104 $   1,799.00     45,427.00  SH            sole                45427
Excel Technology          common         30067t103 $   5,077.00    172,292.00  SH            sole               172292
Gtech Holdings            common         400518106 $   3,057.00     89,800.00  SH            sole                89800
Gold Banc                 common         379907108 $  10,611.00    579,219.00  SH            sole               579219
Guidant                   common         401698105 $   2,342.00     30,000.00  SH            sole                30000
Huntington Bancshares     common         447011107 $       1.00         42.00  SH            sole                   42
Huntsman Corp - ORD LINE  common           9349414 $   2,125.00    107,636.00  SH            sole               107636
Intrado                   common         46117a100 $   6,107.00    235,085.00  SH            sole               235085
Jefferson Pilot           common         475070108 $   3,859.00    176,250.00  SH            sole               176250
Knape & Vogt Mfg.         common         498782101 $     530.00     28,586.00  SH            sole                28586
LaFarge North America     common         505862102 $   1,436.00     17,100.00  SH            sole                17100
Matrixone                 common         57685p304 $     991.00    138,540.00  SH            sole               138540
Maytag                    common         578592107 $  13,438.00    630,000.00  SH            sole               630000
Maxtor Corporation        common         577729205 $   9,501.00    993,900.00  SH            sole               993900
McData Corp - CL B        common         580031102 $     941.00    219,450.00  SH            sole               219450
Michaels Stores           common         594087108 $   2,784.00     74,100.00  SH            sole                74100
People's Ohio Financial
Corp.                     common         712196104 $      59.00     11,000.00  SH            sole                11000
Price Communications      common         741437305 $   3,177.00    179,600.00  SH            sole               179600
Raindance Communications  common         75086x106 $   6,817.00  2,524,944.00  SH            sole              2524944
Renal Care                common         759930100 $  12,973.00    270,606.00  SH            sole               270606
Segue Software            common         815807102 $   1,152.00    133,513.00  SH            sole               133513
Tel Offshore Trust        common         872382106 $      58.00      6,797.00  SH            sole                 6797
Tele Centro Oeste- ADR    ADR            87923p105 $     542.00     43,174.00  SH            sole                43174
Teva Pharmaceutical -
SP ADR                    ADR            881624209 $      45.00      1,103.00  SH            sole                 1103
Thomas Nelson             common         640376109 $     691.00     23,621.00  SH            sole                23621
Tommy Hilfiger Corp.      common         g8915z102 $   7,548.00    458,289.00  SH            sole               458289
UICI                      common         902737105 $   4,910.00    132,763.00  SH            sole               132763
Water Pik Technologies    common         94113u100 $   5,936.00    214,222.00  SH            sole               214222
Zapata Corp.              common         989070602 $     109.00     18,100.00  SH            sole                18100

                                                   $ 169,913.00 10,132,472.00